Annual Operating Expenses {- Fidelity® SAI U.S. Quality Index Fund} - 07.31 Fidelity SAI U.S. Quality Index Fund PRO-10 - Fidelity® SAI U.S. Quality Index Fund - Fidelity SAI U.S. Quality Index Fund - Default
Sep. 29, 2021
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.10%